Marketable securities	12 Months Ended
Dec. 31, 2021
Disclosure Of Marketable Securities [Abstract]
Marketable securities [Text Block]

7 Marketable securities

	December 31, 2020 Fair value	Acquired	Disposed	Gain/(Loss)	December 31, 2021 Fair value
Captiva	$2,992,500	$-	$-	$(2,538,281)	$454,219

	December 31, 2019 Fair value	Acquired	Disposed	Gain/(Loss)	2020 Fair value
Captiva	$3,152,813	$-	$-	$(160,313)	$2,992,500
Organic Garage Ltd	-	24,759	(19,693)	(5,066)	-
QMX Gold Corp	-	49,025	(52,965)	3,940	-
Total	$3,152,813	$73,784	$(72,658)	$(161,439)	$2,992,500

As at December 31, 2021, the Company owned 10,687,500 (2020 - 10,687,500) shares of Captiva. Subsequent to year end, the Company received an additional 25,800,000 shares of Captiva pursuant to a shares for debt transaction (notes 5, 21).